Note 4 - Environmental and Reclamation Activities (Details) - Liabilities Accrued for Reclamation and Closure Costs (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating properties:
Accrued reclemation and closure costs	$ 113,215	$ 153,811	$ 318,797	$ 131,201
Reclamation and closure costs, current	(19,845)	(42,248)
Reclamation and closure costs, long-term	93,370	111,563
Greens Creek [Member]
Operating properties:
Accrued reclemation and closure costs	32,856	36,123
Lucky Friday [Member]
Operating properties:
Accrued reclemation and closure costs	1,469	1,520
San Sebastian [Member]
Operating properties:
Accrued reclemation and closure costs	200	218
Grouse Creek [Member]
Operating properties:
Accrued reclemation and closure costs	2,484	13,262
Coeur d'Alene Basin [Member]
Operating properties:
Accrued reclemation and closure costs	70,786	95,081
Republic [Member]
Operating properties:
Accrued reclemation and closure costs	3,538	3,538
All Other Sites [Member]
Operating properties:
Accrued reclemation and closure costs	$ 1,882	$ 4,069